Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgements and assumptions.  The Company’s management believes that the estimates, judgements and assumptions used are reasonable based upon information available at the time they are made.  These estimates, judgements and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

The Company’s most critical estimates are used in its determination of its sales incentives reserves, inventory reserves, income taxes, fixed assets, intangible assets, derivative instruments and contingencies.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

A majority of the revenue of the Company and certain of its subsidiaries (exclusive of its Canadian, Irish, and U.K. subsidiaries – see below) is generated in U.S. dollars (“dollars”).  In addition, a substantial portion of the costs of the Company and these subsidiaries is incurred in dollars.  The Company’s management believes that dollars is the primary currency of the economic environment in which the Company and these subsidiaries operate.  Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar, requiring re-measurement from the local currency into dollars for each of these entities.  All exchange gains and losses resulting from the re-measurement are reflected in the Consolidated Statements of Operations as financial income or expense, as appropriate.

The functional currency of the Company’s Canadian, Irish, and U.K. subsidiaries are the Canadian dollar, the Euro, and the British pound, respectively.

Accordingly, the financial statements of the Canadian, Irish, and U.K. subsidiaries have been translated into dollars.  All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date.  Amounts recorded in the Consolidated Statements of Operations have been translated using the average exchange rate prevailing during the year.  The resulting translation adjustments are reported as a component of shareholders’ equity under accumulated other comprehensive income.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries.  Inter-company transactions and balances have been eliminated in consolidation and non-controlling interest is included in shareholders’ equity.

Sun, through its wholly owned subsidiary, Taro Development Corporation (“TDC”) owns 3.125% of the shares that have economic rights and has 50% of the voting rights in Taro U.S.A.; with the Company owning the remaining shares and voting rights.  In 1993, TDC signed an agreement with the Company to vote all of its shares in Taro U.S.A. in all elections of directors of Taro U.S.A. as the Company shall instruct.  In May 2011, TDC renewed its commitment to the Company. TDC may terminate the agreement upon one year written notice and no such notice of termination has been provided. TDC is a minority shareholder in the Company by way of its ownership of Taro U.S.A. shares that have economic rights.

Cash and cash equivalents
d.	Cash and cash equivalents:

Cash equivalents are short-term, highly-liquid investments that are readily convertible into cash with original maturities of three months or less at the date acquired.

Short-term bank deposits:

Bank deposits with maturities of more than three months, but less than one year, are included in short-term deposits.  Such deposits are stated at cost which approximates market value and are invested at an average interest rate of 1.17% and 0.93% for March 31, 2016 and 2015, respectively.

Marketable securities
e.	Marketable securities:

Marketable securities are comprised primarily of bonds issued by government municipalities.  These marketable securities covered by FASB ASC Section 320-10-25, “Investments: Debt and Equity Securities – Overall – Recognition,” were designated as available-for-sale.  Accordingly, these securities are stated at fair value, with unrealized gains and losses reported in accumulated other comprehensive income, a separate component of shareholders’ equity.

Realized gains and losses on the sale of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in financial income, net.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities results in the value of the investments being below the cost basis of such securities and when such decline is judged to be other-than-temporary.  Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis.  For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in financial income, net in the Consolidated Statements of Operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

During the years ended March 31, 2016, 2015 and 2014, the Company did not own or sell any marketable securities previously impaired.

Allowance for doubtful accounts
f.	Allowance for doubtful accounts:

The allowance for doubtful accounts is calculated primarily with respect to specific balances, for which, in the opinion of the Company’s management, collection of such balances is doubtful.  The allowance, in the opinion of the Company’s management, is sufficient to cover probable uncollectible balances.

Inventories
g.	Inventories:

Inventories are stated at the lower of cost or net realizable value.  Inventory reserves are provided to cover risks arising from slow-moving items, short-dated inventory, excess inventory or obsolescence. Changes in these provisions are charged to cost of sales.  Cost is determined as follows:

Raw and packaging materials – average cost basis.

Finished goods and work in progress – average production costs including materials, labor and direct and indirect manufacturing expenses.

Purchased products for commercial purposes – average cost basis.

Deferred income taxes
h.	Deferred income taxes:

Deferred income taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of temporary differences between the financial accounting and tax basis of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized.  A valuation allowance is provided if, based upon the weight of available evidence, it is “more likely than not” that a portion of the deferred tax assets will not be realized.  Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences where appropriate.

Property, plant and equipment
i.	Property, plant and equipment:
(1)

Property, plant and equipment is stated at cost, net of accumulated depreciation.  Payroll and other costs that are direct incremental costs necessary to bring an asset to the condition of its intended use incurred during the construction and validation period of property, plant and equipment are capitalized to the cost of such assets.

(2)	Depreciation is calculated utilizing the straight-line method over the estimated useful lives of the assets, from the date the assets are ready for their intended use, at the following annual rates:

%
Buildings	2.5 - 10
Machinery and equipment	5 - 20 (mainly 10)
Motor vehicles	15 - 20
Furniture, fixtures, office equipment and computer equipment	6 - 33 (mainly 20)

Leasehold improvements are depreciated using the straight-line method over the shorter of their useful lives or the terms of the leases (generally 5-10 years).

(3)

The Group accounts for costs of computer software developed or obtained for internal use in accordance with FASB ASC Subtopic 350-40, “Intangibles: Goodwill and Other – Internal-Use Software.”  FASB ASC Subtopic 350-40 requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software during the application development stage.  As of March 31, 2016 and 2015, the Group capitalized approximately $4,500 and $4,510 of software costs, respectively.  Software costs are amortized using the straight-line method over their estimated useful life of 3 years.

Lease of land from Israel Land Administration
j.	Lease of land from Israel Land Administration:

The Company leases several parcels of land from the Israel Land Administration (“ILA”), which is accounted for pursuant to FASB ASC Subtopic 840-20, “Leases – Operating Leases.”  The lease period of the industrial parcels ends between 2018 and 2060.  The Company has the right to extend each of the lease agreements for an additional period of 49 years. The ILA lease agreements are standard agreements covering substantial portions of the land of Israel.  The standard agreements call for a Lease Period of 49 years, with an option for one additional Lease Period (i.e., total of 98 years).  A majority of the Company’s leases are in the beginning of the second 49 year period, and the remaining leases still in the first 49 year period have the option for the one additional lease period. The ownership of the land is not transferred at the end of the lease period and there is no option to buy the land at the end of such period.  The expectation, based on practice and accumulated experience is that the renewal price would be substantially below fair market value.  Since such leases do not qualify as a capital lease, they are being accounted for as operating leases.  The prepaid lease amount is included in long-term receivables and other assets and amortized over the term of the lease.

Goodwill
k.	Goodwill:

The Company follows the provisions of FASB ASC Subtopic 350-20, “Intangibles: Goodwill and Other – Goodwill.” Goodwill is not amortized, but rather is subject to an annual impairment test (or more frequently if impairment indicators arise).

The Company operates in one operating segment, comprising its only reporting unit.  The goodwill impairment tests are conducted in two steps.  In the first step, the Company determines the fair value of the reporting unit.  If the net book value of the reporting unit exceeds its fair value, the Company would then perform the second step of the impairment test which requires allocation of the reporting unit’s fair value of all of its assets and liabilities in a manner similar to an acquisition cost allocation, with any residual fair value being allocated to goodwill.  The implied fair value of the goodwill is then compared to the carrying value to determine impairment, if any.

The Company determined the fair value of a reporting unit using the market approach which is based on the market capitalization by using the share price of the Company on the NYSE and an appropriate control premium.  As of March 31, 2016, the market capitalization of the Company was significantly higher than the net book value of the reporting unit and therefore there was no need to continue to step two.  Taro determined the goodwill was not subject to impairment as of March 31, 2016 and 2015.

Contingencies
l.	Contingencies:

The Company may be involved in various patent, product liability, consumer, commercial or environmental claims, government investigations, and other legal proceedings that arise from time to time in the ordinary course of business. Except for income tax contingencies, the Company records accruals for these types of contingencies to the extent that the Company concludes their occurrence is probable and that the related liabilities are estimable.  The Company records anticipated recoveries under existing insurance contracts that are virtually certain of occurring and at the gross amount that is expected to be collected.

Tax contingencies
m.	Tax contingencies:

FASB ASC 740, “Income Taxes,” contains a two-step approach to recognizing and measuring a liability for uncertain tax positions.  The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.  The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.  In addition, the Company classifies interest and penalties recognized in the financial statements relating to uncertain tax positions under the provision for income taxes.  A liability for unrecognized tax benefits was recorded as a result of the implementation of ASC 740 amounting to $22,093 and $8,966 as of March 31, 2016 and 2015, respectively.

Intangible assets and deferred charges and long-lived assets
n.	Intangible assets and deferred charges and long-lived assets:

Intangible assets and deferred charges:

Acquired intangible assets and product rights to be held and used are not considered to have an indefinite useful life and are amortized over their useful life of a weighted-average amortization period of 14 years using a straight-line method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, in accordance with FASB ASC Topic 350, “Intangibles-Goodwill and Other.”

Debt issuance costs in respect to long-term debentures from institutional investors and bondholders are deferred and amortized under the effective interest method over the term of the debentures.  As of March 31, 2016, the Company did not have any debt issuance costs.

Long-lived assets:

The Group’s long-lived assets, excluding goodwill, are reviewed for impairment in accordance with FASB ASC Topic 360, “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Impairment exists when the carrying amount of the asset exceeds the aggregate future undiscounted cash flows expected to be generated by the asset.  The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the asset.  During the year ended March 31, 2016, the Company recorded a $2,042 impairment charge primarily related to certain intellectual property as the Company is no longer selling a certain product.  In the years ended March 31, 2015 and 2014, the Company recorded $90 and $47 impairment loss, respectively, related to the fixed assets of its Irish facility, which were included in discontinued operations.

Comprehensive income
o.	Comprehensive income:

The Company accounts for comprehensive income in accordance with FASB ASC Topic No. 220, “Comprehensive Income.”  This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements.  Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders.  The Company determined that its items of other comprehensive income relates to unrealized gains and losses on available for sale securities and foreign currency translation adjustments.  In accordance with the changes with the implementation of ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” and ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” the Company presents comprehensive income on the Consolidated Statements of Comprehensive Income which follow the Consolidated Statements of Operations.

Treasury shares
p.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury stock.  The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity.

From time to time the Company may reissue treasury shares upon exercise of options.  When treasury stock is reissued, the Company accounts for their issuance in accordance with FASB ASC Subtopic 505-30, “Equity – Treasury Stock,” and charges the excess of the purchase cost, including related share-based compensation expenses, over their issuance price (loss) to retained earnings.  The purchase cost is calculated based on the specific identification method.  The Company did not reissue treasury shares during the year ended March 31, 2016.

In cases where the purchase cost is lower than the re-issuance price, the Company credits the difference to additional paid-in capital.

Revenue recognition
q.	Revenue recognition:

The Company generally recognizes revenue from product sales when title and risk of loss have transferred to its customers and when the criteria in FASB ASC Subtopic 605-15, “Revenue Recognition – Products,” have been satisfied.  Those criteria generally require that (i) persuasive evidence of an arrangement exists; (ii) product delivery has occurred; (iii) the price to customers is fixed or determinable; (iv) collectability is reasonably assured, and (v) the amount of product returns, chargebacks, rebates and other sales deductions can be reasonably estimated.  The Company ships products to its customers only in response to, and to the extent of, the orders that customers submit to the Company.  Depending on the terms of our customer arrangements, revenue is generally recognized when the product is received by the customer (“FOB Destination Point”) or at the time of shipment (“FOB Shipping Point”).

When the Company recognizes and records revenue from the sale of its pharmaceutical products, the Company, in the same financial reporting period, records an estimate of various future deductions related to the sale.  This has the effect of reducing the amount of reported product sales.  These deductions include the Company’s estimates, which may require significant judgement of chargebacks, product returns, rebates, cash discounts and other sales deductions.

Chargebacks result from pricing arrangements the Company has with end-user customers establishing contract prices which are lower than the wholesalers’ acquisition costs or invoice prices.  When these customers buy the Company’s products from their wholesaler of choice, the wholesaler issues a credit memo (chargeback) to the Company for the difference between the invoice price and the end-user contract price.  Chargeback reserves are estimated using current wholesaler inventory data beyond the Company’s control, and historical data.

Product returns result from agreements allowing the Company’s customers to return unsold inventory that is expired or close to expiration.  Product return reserves are calculated using the average lag period between sales and product expiry, historical product returns experience, and specific return exposures to estimate the potential obligation for returns of inventory in the distribution channel.

Rebates result from contractual agreements with the Company’s customers and are earned based on the Company’s direct sales to customers or the Company’s customers’ sales to third parties.  Rebate reserves from the Company’s direct sales to customers and the Company’s customers’ sales to third parties are estimated using historical and contractual data.

The Company generally offers discounts to its customers for payments within a certain period of time.  Cash discount reserves are calculated by multiplying the specified discount percentage by the outstanding receivable at the end of each period.

Reserves for returns, Medicaid and indirect rebates are included in current liabilities.  All other sales deductions allowances are recorded as accounts receivable reserves.  The reserve for returns is included in current liabilities as substantially all of these returns will not be realized until after the year-end accounts receivable balances are settled. Medicaid and indirect rebates are included in current liabilities because the Company does not have direct customer relationships with any of the payees.

The Company offers incentives to certain resellers and retailers through various marketing programs where the Company agrees to reimburse them for advertising costs incurred to include the Company’s products.  The Company accounts for these in accordance with FASB ASC Subtopic 605-50, “Revenue Recognition – Customer Payments and Incentives,” as reductions of revenue unless the customer receives an identifiable benefit in exchange for the consideration that is sufficiently separable from the customer’s purchase of the products and the fair value of the benefits can be reasonably estimated.

Research and development
r.	Research and development:

Research and development expenses are charged to expense as incurred.  Payments made for research and development services prior to the services being rendered are recorded as prepaid expenses on our consolidated balance sheet and expensed as provided.

Royalty-bearing grants
s.	Royalty-bearing grants:

Royalty-bearing grants from the government of Israel through the Office of the Chief Scientist for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the related costs incurred.  The Company did not earn any grants during the years ended March 31, 2016, 2015 and 2014.

Advertising expenses
t.	Advertising expenses:

The Group expenses advertising costs as incurred.  Product samples are recorded within prepaid expense on the consolidated balance sheet and recorded within advertising expenses when provided to potential customers.  Advertising expenses were $15,504, $8,370, and $9,787 for the years ended March 31, 2016, 2015 and 2014, respectively.

Income taxes
u.	Income taxes:

Income taxes are accounted for in accordance with FASB ASC Topic 740, “Income Taxes.” FASB ASC Topic 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined for temporary differences between the financial reporting and tax basis of assets and liabilities, and for carryforward losses and credits.  Deferred taxes are measured using tax rates and laws that will be in effect when the differences are expected to reverse.  In certain cases the Company’s management determined that it was more likely than not that the Company will not benefit from the deferred tax assets in subsidiaries, and a valuation allowance was provided against the deferred tax assets carried by such subsidiaries.  In future years, if it is more likely than not that the subsidiary will be in a position to utilize its deferred tax asset, the valuation allowance for such assets will be modified.

Sales and other taxes collected and remitted to governmental authorities
v.	Sales and other taxes collected and remitted to governmental authorities:

The Company collects various taxes from customers and remits them to governmental authorities.  These taxes are recorded on a net basis and therefore do not impact the statement of operations.

Basic and diluted net income per share attributable to Taro
w.	Basic and diluted net income per ordinary share attributable to Taro:

Basic net income per ordinary share is calculated based on the weighted-average number of ordinary shares outstanding during each year.  Diluted net income per ordinary share is calculated based on the weighted-average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year (except where anti-dilutive), in accordance with FASB ASC Topic 260, “Earnings per Share.”

Freight and distribution costs
x.	Freight and distribution costs:

In accordance with FASB ASC Subtopic 605-45, “Revenue Recognition – Principal Agent Considerations,” the Company’s accounting policy is to classify shipping and handling costs as a part of sales and marketing expense.  Freight, distribution costs, and distribution warehousing costs related to shipping and handling to customers, primarily through the use of common carriers or external distribution services amounted to $11,540, $10,900, and $10,800 for the years ended March 31, 2016, 2015 and 2014.

Accounting for share-based compensation
y.	Accounting for share-based compensation:

The Company recognizes compensation expense in accordance with FASB ASC Topic 718, “Compensation: Stock Compensation,” for the value of its awards granted subsequent to January 1, 2006, based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures.  FASB ASC Topic 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  Estimated forfeitures are based on actual historical pre-vesting forfeitures.  Upon the adoption of FASB ASC Topic 718, the expected life of the option is estimated using the “simplified” method as provided in Staff Accounting Bulletin (“SAB”) 107.  Under this method, the expected life equals the arithmetic average of the vesting term and the original contractual term of the option.  On December 21, 2007, the SEC issued SAB No. 110 (“SAB 110”), codified as Topic 14.D.2 which, effective January 1, 2008, amends and replaces SAB 107.  The Company adopted SAB 110 effective January 1, 2008; however, for the years ended March 31, 2016, 2015 and 2014, the Company did not grant any options.

Concentrations of credit risk
z.	Concentrations of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, short and long-term bank deposits and trade receivables.  Cash and cash equivalents and bank deposits are principally invested in major banks in Israel, the United States, Europe, Canada and the Cayman Islands.  Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions.  Management believes that the financial institutions that hold the Group’s cash and cash equivalents and bank deposits are financially sound and that low credit risk therefore exists with respect to these financial instruments.  These deposits may be redeemed upon demand and, therefore, bear minimal risk.

The Group’s trade accounts receivables are mainly derived from sales to customers in the United States, Canada, Europe and Israel.  At March 31, 2016, three different customers represented approximately 39.6%, 21.6% and 12.7% of the Company’s trade accounts receivable.  The Group has adopted credit policies and standards intended to mitigate inherent risk while accommodating sales growth.  The Group performs ongoing credit evaluations of its customers’ financial condition when deemed necessary, but does not require collateral for its customers’ accounts receivable.

Fair value of financial instruments
aa.	Fair value of financial instruments:

The carrying amount of cash and cash equivalents, short-term bank deposits, trade and other receivables and trade and other payables approximate their fair value, due to the short-term maturities of these instruments.

The carrying amount of long-term bank deposits approximates their fair value because such deposits bear market interest rates.

The carrying amounts of the Group’s borrowing arrangements under its debt agreements approximate their fair value since the loans bear interest at rates that approximate the Group’s incremental borrowing rates for similar types of borrowing arrangements.  As of March 31, 2016, the Company did not have any amounts outstanding under borrowing arrangements.

The fair value of currency and interest rate contracts is determined by discounting to the present all future cash flows of the currencies to be exchanged at interest rates prevailing in the market for the period the currency exchanges are due and expressing the results in U.S. dollars at the current spot foreign currency exchange rate.  As of March 31, 2016, the Company did not have any outstanding currency or interest rate contracts.

Accounting for derivatives
bb.	Accounting for derivatives:

FASB ASC Topic 815, “Derivatives and Hedging,” requires companies to recognize all of their derivative instruments as either assets or liabilities at fair value, in the statement of financial position.  The accounting for changes (i.e., gains or losses) in the fair value of a derivative instrument depends on whether the instrument has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  For derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.  For derivatives which qualify as a fair value hedge, changes in fair value are reported with the carrying amount of the hedged asset or liability with cash flows reported on the consolidated statement of cash flows consistent with the classification of cash flows from the underlying items being hedged.  For derivatives that qualify as a cash flow hedge, the effective portion of these derivatives’ fair value is initially reported as a component of other comprehensive income with cash flows reported on the consolidated statement of cash flows consistent with the classification of cash flows from the underlying items being hedged.  The designation is based upon the nature of the exposure being hedged.  At March 31, 2016 and 2015, no derivative instruments were designated as hedging instruments.

For derivative instruments not designated as hedging instruments, the gain or loss is recognized in financial income, net in the Consolidated Statement of Operations during the period of change with the cash flows reported on the Consolidated Statements of Cash Flows consistent with the classification of cash flows from the underlying items being hedged.  At March 31, 2016, no derivative instruments were outstanding.

Fair value measurements
cc.	Fair value measurements:

The Company adopted FASB ASC Topic 820, “Fair Value Measurements and Disclosures,” which provides a fair value hierarchy that distinguishes between assumptions based on market data obtained from independent sources (observable inputs) and those based on an entity’s own assumptions (unobservable inputs).  FASB ASC Topic 820 also requires additional disclosure about fair value measurements.

Discontinued operations
dd.	Discontinued operations:

Under FASB ASC 205, “Presentation of Financial Statements – Discontinued Operations,” when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on the disposed component, should be classified as discontinued operations and the assets and liabilities of such component should be classified as assets and liabilities attributed to discontinued operations; that is, provided the operations, assets and liabilities of the component have been eliminated from the Company’s consolidated operations and the Company will no longer have any significant continuing involvement in the operations of the component.

Impact of recently issued accounting standards
ee.	Impact of recently issued accounting standards:

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU No.2016-02, “Leases (Topic 842).” The new guidance requires that the lessee recognize the assets and liabilities that arise from leases.  The guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years (early adoption is permitted).  The adoption of ASU 2016-02 is not expected to have a material impact on the Company’s financial position or results of operations.

In November 2015, the FASB issued ASU No.2015-17, “Income Taxes (Topic 740).” The amended guidance requires entities to present all deferred tax assets and liabilities, along with any related valuation allowance, as non-current on the balance sheet. The guidance is effective for interim and annual periods beginning after December 15, 2016 (early adoption is permitted). The Company is currently evaluating the potential effect of the adoption of ASU 2015-17 on our financial position and results of operations.

In September 2015, the FASB issued ASU No.2015-16, “Business Combinations (Topic 805).”  The guidance requires entities to recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined.  Measurement period adjustments were previously required to be retrospectively adjusted as of the acquisition date.  The provisions of this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 (early adoption is permitted), and should be applied prospectively.  The adoption of ASU 2015-16 is not expected to have a material impact on the Company’s financial position or results of operations.

In July 2015, the FASB issued ASU No.2015-11, “Inventory (Topic 330).” The amended guidance requires inventory to be measured at the lower of cost and net realizable value instead of at lower of cost or market. This guidance does not apply to inventory that is measured using last-in, first out (LIFO) or the retail inventory method but applies to all other inventory including those measured using first-in, first-out (FIFO) or the average cost method. The authoritative guidance will be effective in the first quarter of fiscal 2018 and should be applied prospectively. Early adoption is permitted as of the beginning of an interim or annual reporting period.  The Company is currently evaluating the potential effect of the adoption of ASU 2015-11 on our financial position and results of operations.

In June 2015, the FASB issued ASU No. 2015-10, “Technical Corrections and Improvements.”  The amendments in this update cover a wide range of Topics in the Codification. Transition guidance varies based on the amendments in this update. The amendments in this update that require transition guidance are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015.  Early adoption is permitted, including adoption in an interim period.  All other amendments will be effective upon the issuance of this update.  The adoption of the amendments requiring transition guidance is not expected to have a material impact on the Company’s financial position or results of operations.  The adoption of the amendments effective upon issuance of ASU No.2015-10 did not have a material impact on the Company’s financial position or results of operations.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.”  The amended guidance related to disclosure of uncertainties about an entity’s ability to continue as a going concern. The new guidance requires management to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and, as necessary, to provide related footnote disclosures. The guidance has an effective date of December 31, 2016. The adoption of ASU 2014-15 is not expected to have a material impact on the Company’s financial position or results of operations.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606), Section A—Summary and Amendments that Create Revenue from Contracts with Customers (Topic 606) and Other Assets and Deferred Costs—Contracts with Customers (Subtopic 340-40).”  The amended guidance will enhance the comparability of revenue recognition practices and will be applied to all contracts with customers.  Improved disclosures related to the nature, amount, timing, and uncertainty of revenue that is recognized are requirements under the amended guidance.  The guidance is effective for the interim and annual periods beginning on or after December 15, 2017 (early adoption is permitted for the interim and annual periods beginning on or after December 15, 2016), as a result of the FASB announcing a one year deferral. The Company is currently evaluating the potential effect of the adoption of ASU 2014-09 on our financial position and results of operations.

In April 2014, the FASB issued ASU No. 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity.”  The guidance amends the definition of discontinued operations to limit the disposals that may be reported as discontinued operations. To be reported as discontinued operations, a disposal must be a result of a change in an entity’s strategy and have a major effect on the entity’s operations and financial results.  The amendments also expand the disclosures required for discontinued operations to include additional information about the assets, liabilities, revenues, expenses, and cash flows of the discontinued operation. If a disposal does not qualify as discontinued operations under the amended guidance, the entity must disclose the disposal’s pretax profit or loss.  The amendments in this update will be effective prospectively for annual periods beginning on or after December 15, 2014, and interim periods within those years.  The adoption of ASU No. 2014-08 did not have a material impact on the Company’s financial position or results of operations.